SHARE-BASED PAYMENTS	11 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
SHARE-BASED PAYMENTS

11.	SHARE-BASED PAYMENTS

Equity Incentive Plan On March 31, 2021, the Company adopted an equity compensation plan (the “Plan”) pursuant to which the Company’s Board of Directors may grant awards, including stock options, restricted stock, restricted stock units, stock appreciation rights, performance awards, and other stock-based awards, to certain directors, officers, employees, or consultants of the Company. The Plan authorizes grants consisting of the Company’s authorized but unissued Common Shares.

The maximum number of Common Shares reserved for issuance under the Plan shall not exceed 10  percent of the then issued and outstanding Common Shares on a rolling basis. Common Shares available under the Plan may be used for options or any other awards. The terms and conditions of an award granted would be set forth in an award agreement on an individual basis approved by the Company’s Board of Directors. Vesting and exercise of awards would be conditioned upon reasonable conditions such as term of employment (“Time Options”). Time Options generally vest based on three years of continuous service and have five-year contractual terms.

For grants for which vesting is deemed probable, the Company recognizes stock-based compensation expense pro-rata over the vesting period for each non-employee option agreement.

The Company accounts for any forfeitures of options when they occur. In addition, previously recognized stock-based compensation expense for a non-vested award is reversed in the period that the award is forfeited.

Time Options On April 26, 2021, the Company issued 395,000 Time Options to eleven employees, advisory board members, and members of management. On May 24, 2021, the Company issued 10,000 Time Options to an advisory board member. On July 28, 2021, the Company issued 10,000 Time Options to an advisory board member. On September 27, 2021, the Company issued 100,000 Time Options to six employees and members of management. As of December 31, 2021, 195,833 Time Options had vested under the Plan. During the period from January 21, 2021 (date of inception) through December 31, 2021, there were no other options or other share awards granted.

The Company estimated the fair value of each stock option award on the date of grant using a Black-Scholes option-pricing model based on the following weighted average assumptions applied during the period from January 21, 2021 (date of inception) through December 31, 2021:

Non-employee
Risk-free interest rate	0.09% - 0.56%
Expected term	3.0 - 3.5 years
Expected average stock price volatility	106.83% - 120.94%
Expected dividend yield	0.00%
Weighted average grant-date fair value of stock options	$1.70

A summary of nonemployee option activity as of December 31, 2021, and changes during the period from January 21, 2021 (date of inception) through December 31, 2021, is presented below:

			Weighted
			Average
		Weighted	Remaining
		Average	Contractual
	Number of	Exercise	Term	Intrinsic
	Options	Price	(in Years)	Value
Balance, January 21, 2021	-	$-	-	-
Granted	515,000	1.90	-	-
Exercised	-	-	-	-
Forfeited	(26,667)	1.60	-	-
Expired	(13,333)	1.60
Balance, December 31, 2021	475,000	$1.90	4.41	$288,788

A summary of unvested nonemployee options as of December 31, 2021, and changes during the period from January 21, 2021 (date of inception) through December 31, 2021, is presented below:

		Weighted
		Average Grant
	Number of	Date Fair Value
	Options	Per Share
Unvested as of January 21, 2021	-	$-
Granted	515,000	1.70
Vested	(195,833)	1.70
Forfeited or expired	(26,667)	1.80
Exercised	-	-
Unvested as of December 31, 2021	292,500	$1.80

The Company recognized $355,334 of nonemployee share-based compensation expense for the period from January 21, 2021 (date of inception) through December 31, 2021, which is included in selling, general and administrative expenses in the consolidated statement of operations and comprehensive loss. As of December 31, 2021, $496,786 of unrecognized compensation expense remained under the Plan related to unvested nonemployee Time Options.

Warrants On July 14, 2021, the Company issued 1,001,242 Units of First Person at a price of CAD$3.50 per Unit for aggregate gross proceeds of CAD$3,504,346. Each Unit consists of one Common Share and one half of one Warrant. The issuance resulted in 500,620 Warrants. Each Warrant entitles the holder to acquire one Common Share upon payment of the exercise price prior to the expiration time. These Warrants are treated as freestanding warrants and are classified as equity and are measured based on relative fair values of the base instrument. The warrants are not remeasured subsequently.

The Company used the following approximate assumptions in connection with its estimation of fair value of Warrants:

For the Year Ended December 31, 2021
Expected term (years)	2.00
Expected volatility	91.05%
Risk free interest rate	0.23%
Expected dividends	0.00%

A summary of the warrant activity during the period from January 21, 2021 (date of inception) through December 31, 2021 is presented below:

Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Life
	Warrants	Price	(in Years)
Balance, January 21, 2021	-	$-	-
Issued	500,620	4.0	-
Exercised	-	-	-
Forfeited or expired	-	-	-
Balance, December 31, 2021	500,620	$4.00	1.7